Contributed Equity - Summary of Contributed Equity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Contributed Equity [Line Items]
Issued and fully paid at December 31/June 30	$ 234,639,230	$ 234,147,526
Movement in ordinary shares:
Beginning balance	135,285,768	44,567,972
Ending balance	100,273,404	135,285,768
Movement in pre-funded warrants:
Issue of pre-funded warrants in a US initial public offering		12,645,441
Cost of issue of pre-funded warrants		(1,099,412)
Issue of shares on exercise of pre-funded warrants	$ (11,546,029)	(11,546,029)
Ending balance		$ 0
Issue of pre-funded warrants in a US Initial public offering	7,493,600	7,493,600
Exercise of pre-funded warrants		(7,493,568)
Forfeiture on exercise		(32)
Ordinary Shares
Contributed Equity [Line Items]
Issued and fully paid at December 31/June 30	$ 234,639,230	$ 234,147,526
Movement in ordinary shares:
Beginning balance	234,147,526	113,852,364
Issue of shares on exercise of options granted under the LTIP	491,704	3,271,542
Issue of shares on exercise of pre-funded warrants net of issuance cost $1,099,412		11,546,029
Issue of shares in a US initial public offering and NASDAQ listing		105,477,591
Ending balance	$ 234,639,230	$ 234,147,526
Ordinary Shares on Issue
Movement in ordinary shares:
Opening balance	351,003,541	269,157,769
Issue of shares on exercise of options granted under the LTIP	935,739	5,845,804
Issue of share on exercise of pre-funded warrants		7,493,568
Issue of shares on NASDAQ listing		68,506,400
Ending balance	351,939,280	351,003,541